Warrant liabilities - Summary of Movement in Warrant Liabilities (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of warranty liabilities [line items]
At January 1	$ 549,402,234
At June 30	59,242,684
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure of warranty liabilities [line items]
At January 1	0
Assumption of warrant upon the Reverse Recapitalization	6,186,423
Issuance of warrant during the period	585,000
Change in fair value recognized in profit or loss	1,539,577
At June 30	$ 8,311,000